SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Property and land	$ 29,189	$ 21,407
Less: accumulated depreciation	(7,248)	(8,027)
Property and equipment, net	21,941	13,380
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Equipment and furniture	585,143	540,514	$ 632,982
Property and land	3,473,596	3,306,628	3,661,141
Less: accumulated depreciation	(1,365,562)	(1,259,252)	(1,297,037)
Property and equipment, net	$ 2,693,177	$ 2,587,890	$ 2,997,086